Income tax benefits - Income tax expense for reconciled to accounting profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense reconciled to the accounting profit
Income tax rate (as a percent)	25.00%	29.58%	33.00%	33.00%	33.00%
Profit/(Loss) before taxes			€ (74,712)	€ 1,666	€ (36,394)
Income tax expense calculated at 33.99%			(24,655)	566	(12,370)
Effect of income that is exempt from taxation					(2)
Effect of expenses that are not deductible			6,622	43	63
Effect of unused tax losses and tax offsets not recognized as deferred tax assets			15,250	(121)	11,303
Effect of different tax rates in foreign jurisdictions			2,783	(488)	1,006
Effect of the incentives of Spanish Tax Law 14/2013				2,136	1,325
Other			(114)
Total			€ (114)	€ 2,136	€ 1,325